Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income and social contribution taxes [line items]
Initial balance		R$ 504,890	R$ 530,419
Deferred IRPJ and CSLL recognized in income of the year	R$ 97,465	(162,417)	109,204
Deferred IRPJ and CSLL recognized in other comprehensive income	40,497	133,124	13,389
Deferred IRPJ and CSLL recognized in business combination		1,054	(45,728)
Others	3,311	2,710	1,581
Final balance	646,163		504,890
Previously stated [member]
Disclosure of deferred income and social contribution taxes [line items]
Initial balance	530,419		R$ 451,973
Final balance	R$ 504,890	R$ 530,419